Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock Fund
July 31, 2026
MCS-NPRT1-0926
1.804824.122
Common Stocks - 97.5%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	180,338	46,353,563
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
ERO Copper Corp (a)	362,500	9,733,209
Wheaton Precious Metals Corp (United States) (b)	502,187	54,753,449

TOTAL BRAZIL		64,486,658
CANADA - 2.7%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Imperial Oil Ltd	845,676	109,641,983
South Bow Corp	635,909	23,579,234
TOTAL ENERGY		133,221,217
Industrials - 0.9%
Commercial Services & Supplies - 0.9%
RB Global Inc (United States) (b)	771,392	84,652,558
Information Technology - 0.3%
Software - 0.3%
Descartes Systems Group Inc/The (United States) (a)	303,121	22,782,574
TOTAL CANADA		240,656,349
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Lundin Mining Corp	1,190,917	29,487,270
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports Inc (a)	673,320	23,909,593
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Auto1 Group SE (a)	585,553	15,246,703
ISRAEL - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (a)	31,528	12,323,349
ITALY - 1.9%
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	653,631	17,697,688
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA	11,727	1,188,941
Brunello Cucinelli SpA non-voting shares	780,606	79,141,699
		80,330,640
TOTAL CONSUMER DISCRETIONARY		98,028,328
Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	596,904	35,551,720
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	270,797	37,368,181
TOTAL ITALY		170,948,229
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE (a)	47,339	40,545,726
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	61,000	15,469,600
THAILAND - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Fabrinet (a)	117,622	51,213,795
UNITED KINGDOM - 1.4%
Energy - 1.4%
Energy Equipment & Services - 1.4%
TechnipFMC PLC	1,750,174	125,417,469
UNITED STATES - 88.1%
Communication Services - 3.1%
Diversified Telecommunication Services - 1.9%
Space Exploration Technologies Corp (c)	1,545,272	167,461,127
Entertainment - 1.2%
Liberty Media Corp-Liberty Formula One Class A (a)	262,783	23,600,541
Live Nation Entertainment Inc (a)(b)	282,116	49,124,859
TKO Group Holdings Inc Class A (b)	188,822	34,329,728
		107,055,128
TOTAL COMMUNICATION SERVICES		274,516,255
Consumer Discretionary - 9.1%
Broadline Retail - 0.3%
Etsy Inc (a)	380,119	31,048,120
Diversified Consumer Services - 1.2%
Duolingo Inc Class A (a)	251,084	33,848,634
Service Corp International/US	826,627	71,246,981
		105,095,615
Hotels, Restaurants & Leisure - 1.0%
Dutch Bros Inc Class A (a)	547,600	36,048,508
Texas Roadhouse Inc	272,665	56,016,298
		92,064,806
Household Durables - 2.9%
DR Horton Inc	226,933	32,465,035
NVR Inc (a)	3,638	22,362,968
SharkNinja Inc (a)	233,056	37,701,469
Somnigroup International Inc	1,173,883	76,689,776
Toll Brothers Inc	595,604	86,892,668
		256,111,916
Specialty Retail - 2.5%
Burlington Stores Inc (a)	301,924	111,252,956
Urban Outfitters Inc (a)	358,425	26,587,966
Williams-Sonoma Inc	357,396	81,722,169
		219,563,091
Textiles, Apparel & Luxury Goods - 1.2%
Ralph Lauren Corp Class A	120,126	45,688,722
Tapestry Inc	406,050	61,869,839
		107,558,561
TOTAL CONSUMER DISCRETIONARY		811,442,109
Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings Inc (a)	810,319	79,232,992
Performance Food Group Co (a)	1,121,965	128,341,576
TOTAL CONSUMER STAPLES		207,574,568
Energy - 3.4%
Energy Equipment & Services - 0.4%
Kodiak Gas Services Inc	619,817	36,389,456
Oil, Gas & Consumable Fuels - 3.0%
APA Corp	630,226	23,520,034
Cheniere Energy Inc	223,301	58,855,445
Energy Transfer LP	1,854,945	37,766,680
Murphy Oil Corp	509,600	20,251,504
Ovintiv Inc	1,136,262	70,970,925
Range Resources Corp (b)	1,409,030	56,558,464
		267,923,052
TOTAL ENERGY		304,312,508
Financials - 13.3%
Banks - 6.2%
East West Bancorp Inc	748,034	97,992,454
First Citizens BancShares Inc/NC Class A	10,453	22,857,052
Hancock Whitney Corp	393,557	30,303,889
Huntington Bancshares Inc/OH	4,070,057	69,353,771
KeyCorp	1,912,138	43,195,197
M&T Bank Corp	389,856	96,017,634
Old National Bancorp/IN	1,757,718	46,825,608
Pinnacle Financial Partners Inc	170,100	17,899,623
Wintrust Financial Corp	787,556	125,646,685
		550,091,913
Capital Markets - 3.3%
Cboe Global Markets Inc	154,356	47,885,862
Evercore Inc Class A	160,808	51,548,612
Houlihan Lokey Inc Class A	234,881	29,475,217
Interactive Brokers Group Inc Class A	374,887	32,986,307
Raymond James Financial Inc	369,255	64,981,495
Stifel Financial Corp	778,223	64,522,469
		291,399,962
Financial Services - 0.4%
Toast Inc Class A (a)	1,352,921	43,658,761
Insurance - 3.4%
American Financial Group Inc/OH	347,178	49,202,066
Arch Capital Group Ltd (a)	592,061	59,519,892
First American Financial Corp	852,497	63,928,750
Hartford Insurance Group Inc/The	358,888	50,929,796
Reinsurance Group of America Inc	332,275	78,699,334
		302,279,838
TOTAL FINANCIALS		1,187,430,474
Health Care - 7.6%
Biotechnology - 2.0%
Biogen Inc (a)	114,865	23,311,852
Caris Life Sciences Inc (a)	786,400	12,322,888
Legend Biotech Corp ADR (a)	420,862	7,806,990
Moderna Inc (a)	571,552	31,332,481
Roivant Sciences Ltd (a)	2,076,300	70,407,333
United Therapeutics Corp (a)	63,083	32,658,700
		177,840,244
Health Care Providers & Services - 1.9%
BrightSpring Health Services Inc (a)	941,007	56,187,528
Privia Health Group Inc (a)	576,326	13,641,636
Tenet Healthcare Corp (a)	395,996	100,891,861
		170,721,025
Health Care Technology - 0.1%
Waystar Holding Corp (a)	606,811	12,809,780
Life Sciences Tools & Services - 1.8%
Bruker Corp (b)	894,418	56,205,227
Charles River Laboratories International Inc (a)	150,400	34,969,504
Repligen Corp (a)	300,102	42,317,383
West Pharmaceutical Services Inc	70,000	23,867,200
		157,359,314
Pharmaceuticals - 1.8%
Elanco Animal Health Inc (a)	2,229,300	58,786,641
Royalty Pharma PLC Class A	1,161,835	67,886,019
Viatris Inc	1,898,100	33,330,636
		160,003,296
TOTAL HEALTH CARE		678,733,659
Industrials - 24.5%
Aerospace & Defense - 5.5%
Beta Technologies Inc (d)	484,688	9,175,143
Beta Technologies Inc Class A (a)	1,218,535	23,066,868
BWX Technologies Inc	90,538	15,273,760
Carpenter Technology Corp	251,475	130,681,499
Curtiss-Wright Corp	114,500	82,898,000
Huntington Ingalls Industries Inc	76,082	24,836,969
Karman Holdings Inc (a)(b)	473,087	22,779,139
Leonardo DRS Inc	692,900	31,908,045
Textron Inc	449,600	38,332,896
Woodward Inc	301,496	108,764,682
		487,717,001
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	224,742	33,201,136
Building Products - 1.6%
Carlisle Cos Inc (b)	131,150	47,203,508
Louisiana-Pacific Corp	349,110	25,286,037
Madison Air Solutions Corp Class A (b)	407,800	11,850,668
Masterbrand Inc (a)	914,800	7,547,100
Simpson Manufacturing Co Inc	277,300	52,060,302
		143,947,615
Commercial Services & Supplies - 0.7%
GFL Environmental Inc Subordinate Voting Shares	713,120	29,448,598
OPENLANE Inc (a)	870,234	34,600,504
		64,049,102
Construction & Engineering - 3.4%
AECOM	513,599	37,179,432
Centuri Holdings Inc (a)	1,244,047	34,634,268
Comfort Systems USA Inc	54,194	93,738,820
Construction Partners Inc Class A (a)	192,500	19,894,875
Granite Construction Inc	241,500	29,214,255
IES Holdings Inc (a)	40,000	29,781,600
Quanta Services Inc	82,644	55,153,300
		299,596,550
Electrical Equipment - 3.3%
Acuity Inc	348,487	114,439,646
Forgent Power Solutions Inc Class A	1,024,600	34,088,442
Nextpower Inc Class A (a)	665,530	59,811,181
nVent Electric PLC	555,584	85,465,487
		293,804,756
Ground Transportation - 1.6%
Lyft Inc Class A (a)	1,508,108	23,918,593
XPO Inc (a)	601,200	120,823,164
		144,741,757
Machinery - 5.1%
Allison Transmission Holdings Inc	603,861	69,166,239
Atmus Filtration Technologies Inc	509,519	26,306,465
CECO Environmental Corp (a)	567,113	37,367,076
Crane Co	302,473	64,565,887
ITT Inc	497,474	97,494,955
RBC Bearings Inc (a)	164,740	90,822,809
Westinghouse Air Brake Technologies Corp	238,543	69,382,617
		455,106,048
Professional Services - 1.5%
CACI International Inc (a)	84,900	42,258,975
FTI Consulting Inc (a)	385,857	61,497,889
TransUnion	411,854	32,379,961
		136,136,825
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies Inc	183,599	63,380,211
Herc Holdings Inc	256,600	38,525,924
Watsco Inc (b)	88,092	27,246,855
		129,152,990
TOTAL INDUSTRIALS		2,187,453,780
Information Technology - 12.4%
Communications Equipment - 0.4%
Ciena Corp (a)	99,595	37,552,295
Electronic Equipment, Instruments & Components - 4.3%
Advanced Energy Industries Inc (b)	124,900	36,161,048
Belden Inc	318,664	39,530,269
Coherent Corp (a)	110,281	28,991,772
Flex Ltd (a)	1,381,799	157,179,636
Sanmina Corp (a)	231,555	42,967,346
TD SYNNEX Corp	308,400	78,857,880
		383,687,951
IT Services - 2.4%
Okta Inc Class A (a)	476,300	67,601,259
Twilio Inc Class A (a)	756,328	149,261,331
		216,862,590
Semiconductors & Semiconductor Equipment - 3.2%
MACOM Technology Solutions Holdings Inc (a)	289,600	72,817,024
ON Semiconductor Corp (a)	222,011	18,118,318
Onto Innovation Inc (a)	161,100	41,657,238
Rambus Inc (a)	544,600	49,574,938
Semtech Corp (a)	326,100	38,421,102
SiTime Corp (a)	50,202	26,868,110
Synaptics Inc (a)(b)	163,800	17,579,016
Veeco Instruments Inc (a)	458,574	22,928,700
		287,964,446
Software - 1.2%
Manhattan Associates Inc (a)	143,900	27,536,704
Rubrik Inc Class A (a)	515,100	37,272,636
Samsara Inc Class A (a)	1,048,500	39,077,595
		103,886,935
Technology Hardware, Storage & Peripherals - 0.9%
Everpure Inc Class A (a)	134,043	10,344,098
Western Digital Corp	128,634	70,084,949
		80,429,047
TOTAL INFORMATION TECHNOLOGY		1,110,383,264
Materials - 4.7%
Chemicals - 1.3%
Celanese Corp	334,000	14,936,480
CF Industries Holdings Inc	475,710	59,554,135
Element Solutions Inc	1,098,500	40,347,905
		114,838,520
Construction Materials - 0.6%
Eagle Materials Inc	182,865	37,476,353
James Hardie Industries PLC (a)	834,400	21,936,376
		59,412,729
Containers & Packaging - 1.3%
AptarGroup Inc	279,861	37,490,180
Crown Holdings Inc (b)	640,213	75,449,102
		112,939,282
Metals & Mining - 1.5%
Alcoa Corp	1,194,100	54,044,966
Hecla Mining Co	1,651,800	23,323,416
Steel Dynamics Inc	226,090	56,807,373
		134,175,755
TOTAL MATERIALS		421,366,286
Real Estate - 6.1%
Health Care REITs - 1.5%
CareTrust REIT Inc	1,053,112	44,167,517
Ventas Inc	933,572	87,298,318
		131,465,835
Industrial REITs - 0.7%
Terreno Realty Corp	930,167	66,646,466
Real Estate Management & Development - 1.8%
Compass Inc Class A (a)	2,533,988	28,862,123
Jones Lang LaSalle Inc (a)	361,607	128,381,334
		157,243,457
Retail REITs - 1.5%
Macerich Co/The	1,366,631	35,313,745
NNN REIT Inc	1,418,445	67,404,506
Tanger Inc	844,286	34,328,669
		137,046,920
Specialized REITs - 0.6%
CubeSmart	1,300,127	53,903,265
TOTAL REAL ESTATE		546,305,943
Utilities - 1.6%
Electric Utilities - 0.5%
IDACORP Inc	296,601	42,387,249
Independent Power and Renewable Electricity Producers - 0.4%
Talen Energy Corp (a)	58,282	19,472,016
Vistra Corp	109,748	16,263,556
		35,735,572
Multi-Utilities - 0.7%
NiSource Inc	1,494,180	66,386,418
TOTAL UTILITIES		144,509,239
TOTAL UNITED STATES		7,874,028,085
TOTAL COMMON STOCKS (Cost $5,966,886,215)		8,710,086,389

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
National Resilience LLC Series B (a)(e)(f) (Cost $9,723,611)	711,831	3,146,293

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	225,781,460	225,826,617
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	71,787,331	71,794,509
TOTAL MONEY MARKET FUNDS (Cost $297,608,187)			297,621,126

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $6,274,218,013)	9,010,853,808
NET OTHER ASSETS (LIABILITIES) - (0.8)% (g)	(72,947,762)
NET ASSETS - 100.0%	8,937,906,046

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P MidCap 400 Index Contracts (United States)	423	9/2026	159,593,670	(919,636)

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $167,461,127 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,175,143 or 0.1% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,146,293 or 0.0% of net assets.

(f)	Level 3 security.
(g)	Includes $9,213,815 of cash collateral to cover margin requirements for futures contracts.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $149,439,020.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
National Resilience LLC Series B	12/1/2020	9,723,611

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	279,096,703	422,123,007	475,402,341	1,814,065	(1,340)	10,588	225,826,617	225,781,460
Fidelity Securities Lending Cash Central Fund	138,738,714	421,913,157	488,857,362	528,097	-	-	71,794,509	71,787,331
	417,835,417	844,036,164	964,259,703	2,342,162	(1,340)	10,588	297,621,126

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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